Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities
Accrued payroll	$ 809	$ 924
Accrued interest	3,910	6,304
Accrued expenses	3,808	4,542
Total	$ 8,527	$ 11,770